Debt - brazil (Details) € in Millions, R$ in Billions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 21,117		€ 12,901	€ 15,597
Undrawn borrowing facilities	7,300		7,600
Brazil Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	1,300		1,800
Subsidized Brazil Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	600		1,100
Subsidized Brazil Loans, Construction Of Plant In Pernambuco
Disclosure of detailed information about borrowings [line items]
Borrowings	400		800
Maximum amount available under credit facility	1,500	R$ 6.5
Undrawn borrowing facilities	€ 100		€ 100